Benefit Plans 1 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		$ 2,085.1	$ 2,106.6
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(774.6)	(890.6)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		133.3	113.7
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(64.5)	(57.7)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		121.5	140.9
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(120.4)	(119.4)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		295.5	259.6
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(83.9)	(30.7)
Public Service Co Of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		10.0	6.4
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(11.2)	(13.7)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		99.9	75.8
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		$ (9.7)	$ (49.3)
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.05%	4.30%
Rate of Compensation Increase	[1]	4.75%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.75%	4.80%	4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 4,992.9	$ 5,224.9
Service Cost		85.8	93.5	$ 71.9
Interest Cost		211.6	205.3	221.0
Actuarial (Gain) Loss		142.7	(200.6)
Benefit Payments		(347.2)	(330.2)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		5,085.8	4,992.9	5,224.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		4,767.6	4,967.5
Actual Gain (Loss) on Plan Assets		315.5	32.4
Company Contributions		91.4	97.9
Participant Contributions		0.0	0.0
Benefit Payments		(347.2)	(330.2)
Fair Value of Plan Assets as of December 31		4,827.3	4,767.6	$ 4,967.5
Funded (Underfunded) Status as of December 31		(258.5)	(225.3)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(5.9)	(6.3)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(252.6)	(219.0)
Funded (Underfunded) Status		(258.5)	(225.3)
Components
Net Actuarial Loss		1,569.8	1,546.1
Prior Service Cost (Credit)		1.0	3.3
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		107.5	41.8
Amortization of Actuarial Gain (Loss)		(83.8)	(107.1)
Amortization of Prior Service Credit (Cost)		(2.3)	(2.2)
Change for the Year		$ 21.4	$ (67.5)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.75%	4.80%
Pension Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 1,415.6	$ 1,385.2
Pension Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		54.4	57.5
Pension Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 100.8	$ 106.7
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.05%	4.30%
Rate of Compensation Increase	[1]	4.55%	4.45%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.55%	4.45%	4.60%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 653.4	$ 702.8
Service Cost		8.1	8.7	$ 7.0
Interest Cost		27.2	26.7	29.6
Actuarial (Gain) Loss		9.2	(41.4)
Benefit Payments		(43.9)	(43.4)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		654.0	653.4	702.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		603.2	642.3
Actual Gain (Loss) on Plan Assets		38.3	(5.7)
Company Contributions		8.8	10.0
Participant Contributions		0.0	0.0
Benefit Payments		(43.9)	(43.4)
Fair Value of Plan Assets as of December 31		606.4	603.2	$ 642.3
Funded (Underfunded) Status as of December 31		(47.6)	(50.2)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(47.6)	(50.2)
Funded (Underfunded) Status		(47.6)	(50.2)
Components
Net Actuarial Loss		216.2	220.8
Prior Service Cost (Credit)		0.2	0.3
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		6.2	(0.3)
Amortization of Actuarial Gain (Loss)		(10.8)	(13.9)
Amortization of Prior Service Credit (Cost)		(0.1)	(0.2)
Change for the Year		$ (4.7)	$ (14.4)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.55%	4.45%
Pension Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 213.7	$ 218.3
Pension Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.0	1.0
Pension Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 1.7	$ 1.8
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.05%	4.30%
Rate of Compensation Increase	[1]	4.80%	4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.80%	4.80%	4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 591.5	$ 617.9
Service Cost		12.2	12.9	$ 10.0
Interest Cost		25.3	24.5	26.3
Actuarial (Gain) Loss		20.1	(28.4)
Benefit Payments		(37.5)	(35.4)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		611.6	591.5	617.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		570.0	591.7
Actual Gain (Loss) on Plan Assets		40.6	(0.9)
Company Contributions		13.0	14.6
Participant Contributions		0.0	0.0
Benefit Payments		(37.5)	(35.4)
Fair Value of Plan Assets as of December 31		586.1	570.0	$ 591.7
Funded (Underfunded) Status as of December 31		(25.5)	(21.5)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(25.5)	(21.5)
Funded (Underfunded) Status		(25.5)	(21.5)
Components
Net Actuarial Loss		133.2	130.0
Prior Service Cost (Credit)		0.2	0.3
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		13.2	4.7
Amortization of Actuarial Gain (Loss)		(10.0)	(12.6)
Amortization of Prior Service Credit (Cost)		(0.1)	(0.2)
Change for the Year		$ 3.1	$ (8.1)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.80%	4.75%
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 128.2	$ 125.3
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.8	1.8
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 3.4	$ 3.2
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.05%	4.30%
Rate of Compensation Increase	[1]	4.85%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.85%	4.80%	5.00%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 497.5	$ 526.3
Service Cost		6.5	6.7	$ 5.2
Interest Cost		20.6	20.3	22.1
Actuarial (Gain) Loss		4.7	(19.5)
Benefit Payments		(36.4)	(36.3)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		492.9	497.5	526.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		472.1	498.5
Actual Gain (Loss) on Plan Assets		30.9	2.2
Company Contributions		7.2	7.7
Participant Contributions		0.0	0.0
Benefit Payments		(36.4)	(36.3)
Fair Value of Plan Assets as of December 31		473.8	472.1	$ 498.5
Funded (Underfunded) Status as of December 31		(19.1)	(25.4)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(19.1)	(25.4)
Funded (Underfunded) Status		(19.1)	(25.4)
Components
Net Actuarial Loss		215.4	222.0
Prior Service Cost (Credit)		0.1	0.2
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		1.5	5.8
Amortization of Actuarial Gain (Loss)		(8.1)	(10.5)
Amortization of Prior Service Credit (Cost)		(0.1)	(0.2)
Change for the Year		$ (6.7)	$ (4.9)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.85%	4.85%
Pension Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 215.5	$ 222.2
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.05%	4.30%
Rate of Compensation Increase	[1]	4.90%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.90%	4.80%	4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 265.4	$ 285.4
Service Cost		6.2	6.4	$ 5.2
Interest Cost		11.2	10.9	12.1
Actuarial (Gain) Loss		3.1	(17.9)
Benefit Payments		(19.2)	(19.4)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		266.7	265.4	285.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		262.1	275.5
Actual Gain (Loss) on Plan Assets		17.3	0.1
Company Contributions		5.8	5.9
Participant Contributions		0.0	0.0
Benefit Payments		(19.2)	(19.4)
Fair Value of Plan Assets as of December 31		266.0	262.1	$ 275.5
Funded (Underfunded) Status as of December 31		(0.7)	(3.3)
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		1.6	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.2)	(0.2)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(2.1)	(3.1)
Funded (Underfunded) Status		(0.7)	(3.3)
Components
Net Actuarial Loss		91.0	94.1
Prior Service Cost (Credit)		0.0	0.3
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		1.3	(2.9)
Amortization of Actuarial Gain (Loss)		(4.4)	(5.7)
Amortization of Prior Service Credit (Cost)		(0.3)	(0.2)
Change for the Year		$ (3.4)	$ (8.8)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.90%	4.85%
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 91.0	$ 94.4
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.05%	4.30%
Rate of Compensation Increase	[1]	4.75%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.75%	4.80%	4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 282.8	$ 298.2
Service Cost		8.1	8.3	$ 6.6
Interest Cost		12.4	11.8	12.7
Actuarial (Gain) Loss		13.8	(16.2)
Benefit Payments		(20.5)	(19.3)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		296.6	282.8	298.2
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		280.6	290.2
Actual Gain (Loss) on Plan Assets		18.8	1.6
Company Contributions		8.4	8.1
Participant Contributions		0.0	0.0
Benefit Payments		(20.5)	(19.3)
Fair Value of Plan Assets as of December 31		287.3	280.6	$ 290.2
Funded (Underfunded) Status as of December 31		(9.3)	(2.2)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.1)	(0.1)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(9.2)	(2.1)
Funded (Underfunded) Status		(9.3)	(2.2)
Components
Net Actuarial Loss		103.8	97.1
Prior Service Cost (Credit)		0.1	0.4
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		11.5	(1.8)
Amortization of Actuarial Gain (Loss)		(4.8)	(6.0)
Amortization of Prior Service Credit (Cost)		(0.3)	(0.3)
Change for the Year		$ 6.4	$ (8.1)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.75%	4.80%
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 103.9	$ 97.5
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.0	0.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 0.0	$ 0.0
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.10%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		7.00%	6.75%	6.75%
Health Care Trend Rates
Initial		7.00%	6.25%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 3.1
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(2.3)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		58.8
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(50.7)
Change in Benefit Obligation
Benefit Obligation as of January 1		1,450.6	$ 1,439.0
Service Cost		10.2	12.2	$ 14.2
Interest Cost		60.9	56.8	67.2
Actuarial (Gain) Loss		17.3	37.2
Benefit Payments		(130.2)	(128.7)
Participant Contributions		37.8	33.3
Medicare Subsidy		0.8	0.8
Benefit Obligation as of December 31		1,447.4	1,450.6	1,439.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		1,577.4	1,693.9
Actual Gain (Loss) on Plan Assets		56.0	(34.0)
Company Contributions		4.9	12.9
Participant Contributions		37.8	33.3
Benefit Payments		(130.2)	(128.7)
Fair Value of Plan Assets as of December 31		1,545.9	1,577.4	$ 1,693.9
Funded (Underfunded) Status as of December 31		98.5	126.8
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		154.5	185.8
Other Current Liabilities - Accrued Short-term Benefit Liability		(3.0)	(3.3)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(53.0)	(55.7)
Funded (Underfunded) Status		98.5	126.8
Components
Net Actuarial Loss		614.4	577.4
Prior Service Cost (Credit)		(485.4)	(554.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		68.4	176.3
Amortization of Actuarial Gain (Loss)		(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)		69.0	69.1
Change for the Year		106.0	226.6
Other Postretirement Benefit Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		90.4	15.1
Other Postretirement Benefit Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		13.5	2.8
Other Postretirement Benefit Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 25.1	$ 5.1
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.10%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		7.00%	6.75%	6.75%
Health Care Trend Rates
Initial		7.00%	6.25%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.6
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.5)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		12.6
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(10.6)
Change in Benefit Obligation
Benefit Obligation as of January 1		262.2	$ 267.1
Service Cost		1.0	1.1	$ 1.4
Interest Cost		10.8	10.3	12.8
Actuarial (Gain) Loss		(0.2)	2.5
Benefit Payments		(24.8)	(24.7)
Participant Contributions		6.4	5.7
Medicare Subsidy		0.2	0.2
Benefit Obligation as of December 31		255.6	262.2	267.1
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		256.7	280.6
Actual Gain (Loss) on Plan Assets		5.9	(7.7)
Company Contributions		2.7	2.8
Participant Contributions		6.4	5.7
Benefit Payments		(24.8)	(24.7)
Fair Value of Plan Assets as of December 31		246.9	256.7	$ 280.6
Funded (Underfunded) Status as of December 31		(8.7)	(5.5)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		25.2	30.8
Other Current Liabilities - Accrued Short-term Benefit Liability		(2.4)	(2.6)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(31.5)	(33.7)
Funded (Underfunded) Status		(8.7)	(5.5)
Components
Net Actuarial Loss		92.9	86.9
Prior Service Cost (Credit)		(70.5)	(80.6)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		11.4	24.7
Amortization of Actuarial Gain (Loss)		(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)		10.1	10.0
Change for the Year		16.1	31.1
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		7.7	(0.7)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		5.1	2.4
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 9.6	$ 4.6
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.10%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		7.00%	6.75%	6.75%
Health Care Trend Rates
Initial		7.00%	6.25%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.3
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.2)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		5.6
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(4.9)
Change in Benefit Obligation
Benefit Obligation as of January 1		166.3	$ 161.7
Service Cost		1.5	1.6	$ 1.9
Interest Cost		7.0	6.4	7.6
Actuarial (Gain) Loss		3.8	7.7
Benefit Payments		(15.7)	(15.2)
Participant Contributions		4.6	4.0
Medicare Subsidy		0.1	0.1
Benefit Obligation as of December 31		167.6	166.3	161.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		189.0	202.4
Actual Gain (Loss) on Plan Assets		8.7	(2.3)
Company Contributions		0.0	0.1
Participant Contributions		4.6	4.0
Benefit Payments		(15.7)	(15.2)
Fair Value of Plan Assets as of December 31		186.6	189.0	$ 202.4
Funded (Underfunded) Status as of December 31		19.0	22.7
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		19.0	22.7
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		19.0	22.7
Components
Net Actuarial Loss		81.3	77.1
Prior Service Cost (Credit)		(66.3)	(75.7)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		7.9	24.7
Amortization of Actuarial Gain (Loss)		(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)		9.4	9.4
Change for the Year		13.6	32.1
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		13.7	1.1
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		0.5	0.1
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 0.8	$ 0.2
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.10%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		7.00%	6.75%	6.75%
Health Care Trend Rates
Initial		7.00%	6.25%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.2
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.2)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		5.5
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(4.8)
Change in Benefit Obligation
Benefit Obligation as of January 1		168.6	$ 164.7
Service Cost		0.8	0.9	$ 1.0
Interest Cost		7.0	6.4	7.6
Actuarial (Gain) Loss		(1.0)	8.7
Benefit Payments		(16.2)	(16.3)
Participant Contributions		4.7	4.3
Medicare Subsidy		0.1	(0.1)
Benefit Obligation as of December 31		164.0	168.6	164.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		191.6	206.2
Actual Gain (Loss) on Plan Assets		2.5	(2.6)
Company Contributions		0.0	0.0
Participant Contributions		4.7	4.3
Benefit Payments		(16.2)	(16.3)
Fair Value of Plan Assets as of December 31		182.6	191.6	$ 206.2
Funded (Underfunded) Status as of December 31		18.6	23.0
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		18.6	23.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		18.6	23.0
Components
Net Actuarial Loss		58.2	52.6
Prior Service Cost (Credit)		(48.5)	(55.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		9.4	24.0
Amortization of Actuarial Gain (Loss)		(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)		6.9	7.0
Change for the Year		12.5	28.9
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 9.7	$ (2.8)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.10%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		7.00%	6.75%	6.75%
Health Care Trend Rates
Initial		7.00%	6.25%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.1
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.1)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		2.6
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(2.3)
Change in Benefit Obligation
Benefit Obligation as of January 1		77.7	$ 76.7
Service Cost		0.6	0.7	$ 0.8
Interest Cost		3.3	3.0	3.6
Actuarial (Gain) Loss		1.0	2.4
Benefit Payments		(7.2)	(7.1)
Participant Contributions		2.2	1.9
Medicare Subsidy		0.0	0.1
Benefit Obligation as of December 31		77.6	77.7	76.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		88.3	96.0
Actual Gain (Loss) on Plan Assets		3.1	(2.5)
Company Contributions		0.0	0.0
Participant Contributions		2.2	1.9
Benefit Payments		(7.2)	(7.1)
Fair Value of Plan Assets as of December 31		86.4	88.3	$ 96.0
Funded (Underfunded) Status as of December 31		8.8	10.6
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		8.8	10.6
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		8.8	10.6
Components
Net Actuarial Loss		37.3	35.2
Prior Service Cost (Credit)		(30.2)	(34.5)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		3.9	10.9
Amortization of Actuarial Gain (Loss)		(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)		4.3	4.3
Change for the Year		6.4	14.2
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 7.1	$ 0.7
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.10%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		4.30%	4.00%	4.70%
Expected Return on Plan Assets		7.00%	6.75%	6.75%
Health Care Trend Rates
Initial		7.00%	6.25%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2020
Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans
Effect of 1% Increase on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		$ 0.1
Effect of 1% Decrease on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost		(0.1)
Effect of 1% Increase on the Health Care Component of the Accumulated Postretirement Benefit Obligation		2.9
Effect of 1% Decrease on the Health Care Component of the Accumulated Postretirement Benefit Obligation		(2.6)
Change in Benefit Obligation
Benefit Obligation as of January 1		86.1	$ 85.0
Service Cost		0.8	0.8	$ 1.0
Interest Cost		3.6	3.4	4.0
Actuarial (Gain) Loss		1.5	2.1
Benefit Payments		(7.5)	(7.4)
Participant Contributions		2.4	2.1
Medicare Subsidy		0.0	0.1
Benefit Obligation as of December 31		86.9	86.1	85.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		97.8	106.4
Actual Gain (Loss) on Plan Assets		4.1	(3.3)
Company Contributions		0.0	0.0
Participant Contributions		2.4	2.1
Benefit Payments		(7.5)	(7.4)
Fair Value of Plan Assets as of December 31		96.8	97.8	$ 106.4
Funded (Underfunded) Status as of December 31		9.9	11.7
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		9.9	11.7
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		9.9	11.7
Components
Net Actuarial Loss		45.4	43.3
Prior Service Cost (Credit)		(36.6)	(41.6)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		4.0	12.0
Amortization of Actuarial Gain (Loss)		(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)		5.0	5.2
Change for the Year		7.1	16.1
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		5.7	1.2
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		1.1	0.2
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI and Regulatory Assets		$ 2.0	$ 0.3

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[2]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.